UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1.      REPORTS TO STOCKHOLDERS.

Semi-Annual Reports are included here.  Please note that the Crescent Mid Cap Macro Fund has not yet commenced operations and, therefore, does not have an annual report to include here.

Semi-Annual Report 2012
September 30, 2012
(Unaudited)

Crescent Large Cap Macro Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Large Cap Macro Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Large Cap Macro Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Large Cap Macro Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Large Cap Macro Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  investment advisor risk, investment strategy risk, growth securities risk, large-cap company risk, management style risk, market risk, new fund risk, risks related to investing in other investment companies, and sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2012.

For More Information on Your Crescent Large Cap Macro Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 89.43%

Consumer Discretionary - 10.20%
*	Bed Bath & Beyond, Inc.	2,125	$133,875
	CBS Corp. - Cl. B	8,600	312,352
	Comcast Corp. - Cl. A	2,200	78,639
*	DIRECTV	6,100	319,884
	Lowe's Cos., Inc.	3,000	90,720
	McDonald's Corp.	1,800	165,132
	News Corp. - Cl. A	3,075	75,353
	The Home Depot, Inc.	2,950	178,047
	Time Warner Cable, Inc.	2,400	228,144
	VF Corp.	950	151,392
			1,733,538
Consumer Staples - 12.44%
	Mondelez International, Inc. - Cl. A	11,700	483,795
μ	Nestle SA	7,600	480,320
	PepsiCo., Inc.	4,400	311,344
	The Coca-Cola Co.	8,000	303,440
	Unilever NV	9,200	326,416
	Wal-Mart Stores, Inc.	2,825	208,485
			2,113,800
Energy - 9.17%
	Chevron Corp.	1,550	180,668
	Devon Energy Corp.	3,800	229,824
	Exxon Mobil Corp.	5,000	457,250
	Noble Energy, Inc.	1,600	148,336
	Schlumberger Ltd.	4,100	296,480
*	Southwestern Energy Co.	2,225	77,386
*	Weatherford International Ltd.	13,300	168,577
			1,558,521
Financials - 9.53%
	American Express Co.	5,700	324,102
	American Tower Corp. REIT	2,150	153,489
	BB&T Corp.	7,600	251,978
	BlackRock, Inc.	1,700	303,025
	JPMorgan Chase & Co.	2,500	101,225
	PNC Financial Services Group, Inc.	2,500	157,750
	Wells Fargo & Co.	9,500	328,367
			1,619,936
Health Care - 11.71%
*	Biogen Idec, Inc.	1,075	160,401
*	Celgene Corp.	4,625	353,350
			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
		Shares	Value (Note 1)

Health Care - (Continued)
	Eli Lilly & Co.	1,900	$90,069
*	Gilead Sciences, Inc.	5,000	331,650
	Johnson & Johnson	4,700	323,877
	Merck & Co., Inc.	6,775	305,519
μ	Sanofi	6,400	275,648
	Stryker Corp.	2,700	150,284
			1,990,798
Industrials - 10.19%
	Emerson Electric Co.	6,250	301,656
	General Electric Co.	14,900	338,454
	Honeywell International, Inc.	5,500	328,625
	The Boeing Co.	6,650	462,807
	United Parcel Service, Inc. - Cl. B	4,200	300,720
			1,732,262
Information Technology - 22.84%
	Accenture PLC - Cl. A	2,600	182,052
	Apple, Inc.	940	627,079
	Broadcom Corp. - Cl. A	9,000	311,130
	Cisco Systems, Inc.	10,000	190,950
*	eBay, Inc.	7,100	343,427
*	EMC Corp.	18,000	490,950
	Intel Corp.	9,100	206,161
	International Business Machines Corp.	2,400	497,688
	Microsoft Corp.	15,000	446,400
	QUALCOMM, Inc.	7,700	481,019
*	Vmware, Inc. - Cl. A	1,100	106,458
			3,883,314
Materials - 3.35%
	EI du Pont de Nemours & Co.	4,800	241,200
	International Paper Co.	2,200	79,915
	The Mosaic Co.	4,300	247,637
			568,752

	Total Common Stocks (Cost $14,237,381)		15,200,921

EXCHANGE TRADED PRODUCT - 1.40%
*	iPATH S&P 500 VIX Short-Term Futures ETN	26,475	238,275

	Total Exchange Traded Product (Cost $264,158)		238,275

			(Continued)

Crescent Large Cap Macro Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 9.14%
§ Federated Prime Obligations Fund, 0.15%		1,553,263	$1,553,263

Total Short-Term Investment (Cost $1,553,263)			1,553,263

Total Value of Investments (Cost $16,054,802) - 99.97%			$16,992,459

Other Assets Less Liabilities - 0.03%			5,282

Net Assets - 100%			$16,997,741

* Non-income producing investment	μ	American Depositary Receipt
§ Represents 7 day effective yield

The following acronyms are used in this portfolio:
NV - Naamloze Vennootschap		PLC - Public Limited Company
REIT - Real Estate Investment Trust

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	10.20%	$1,733,538
Consumer Staples	12.44%	2,113,800
Energy	9.17%	1,558,521
Financials	9.53%	1,619,936
Health Care	11.71%	1,990,798
Industrials	10.19%	1,732,262
Information Technology	22.84%	3,883,314
Materials	3.35%	568,752
Exchange Traded Product	1.40%	238,275
Short-Term Investment	9.14%	1,553,263
Total	99.97%	$16,992,459

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2012

Assets:
Investments, at value (cost $16,054,802)	$16,992,459
Receivables:
Fund shares sold	3,999
Dividends and interest	14,733
Prepaid expenses
Fund accounting fees	2,705
Compliance services fees	860
Other expenses	6,476

Total assets	17,021,232

Liabilities:
Payables:
Fund shares repurchased	12,676
Accrued expenses	9,685
Other Liabilities	1,130

Total liabilities	23,491

Net Assets	$16,997,741

Net Assets Consist of:
Capital	$15,989,028
Undistributed net investment income	53,274
Undistributed net realized gain on investments	17,782
Net unrealized appreciation on investments	937,657

Total Net Assets	$16,997,741

Institutional Class outstanding, no par value (unlimited authorized shares)	1,135,851
Net Assets	12,918,371
Net Asset Value, Offering Price and Redemption Price Per Share	$11.37

Advisor Class outstanding, no par value (unlimited authorized shares)	359,349
Net Assets	4,079,370
Net Asset Value and Redemption Price Per Share	$11.35
Offering Price Per Share ($11.35 ÷ 96.00%)	$11.82

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2012

Investment Income:
Dividends	$151,569

Total Income	151,569

Expenses:
Advisory fees (note 2)	47,062
Administration fees (note 2)	10,631
Transfer agent fees (note 2)	13,751
Fund accounting fees (note 2)	17,329
Compliance service fees (note 2)	5,265
Custody fees (note 2)	3,576
Distribution and service fees - Advisor Class (note 3)	5,100
Registration and filing administration fees (note 2)	900
Legal fees	992
Audit and tax preparation fees	6,780
Registration and filing expenses	2,142
Printing expenses	752
Trustee fees and meeting expenses	5,014
Securities pricing fees	2,507
Other operating expenses	3,861

Total Expenses	125,662

Advisory fees waived (note 2)	(15,100)
Administration fees waived (note 2)	(7,483)

Net Expenses	103,079

Net Investment Income	48,490

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(46,483)
Change in unrealized appreciation on investments	163,970

Realized and Unrealized Gain on Investments	117,487

Net Increase in Net Assets Resulting from Operations	$165,977

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period ended			2012 (a)	2012 (b)

Operations:
Net investment income			$48,490	$4,784
Net realized (loss) gain from investment transactions			(46,483)	64,265
Change in unrealized appreciation on investments			163,970	773,687

Net Increase in Net Assets Resulting from Operations			165,977	842,736

Capital Share Transactions:
Shares sold			7,825,350	9,588,972
Redemption fees			-	35
Shares repurchased			(1,330,688)	(94,641)

Increase from Capital Share Transactions			6,494,662	9,494,366

Net Increase in Net Assets			6,660,639	10,337,102

Net Assets:
Beginning of Period			10,337,102	-
End of Period			$16,997,741	$10,337,102

Undistributed Net Investment Income			$53,274	$4,784

Share Information:	Period Ended
	September 30, 2012 (a)		March 31, 2012 (b)
Institutional Class	Shares	Amount	Shares	Amount
Shares sold	677,905	$7,522,515	529,826	$5,593,835
Shares repurchased	(71,340)	(780,413)	(540)	(6,086)
Net Increase in Capital Shares	606,565	$6,742,102	529,286	$5,587,749
Outstanding, Beginning of Period	529,286	5,587,749	-	-
Outstanding, End of Period	1,135,851	$12,329,851	529,286	$5,587,749

Advisor Class	Shares	Amount	Shares	Amount
Shares sold	28,501	$302,834	389,934	$3,995,137
Shares repurchased	(51,124)	(550,275)	(7,962)	(88,555)
Net Increase (Decrease) in Capital Shares	(22,623)	$(247,441)	381,972	$3,906,582
Outstanding, Beginning of Period	381,972	3,906,582	-	-
Outstanding, End of Period	359,349	$3,659,141	381,972	$3,906,582

(a) Unaudited
(b)	For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.

See Notes to Financial Statements

Crescent Large Cap Macro Fund

Financial Highlights
	Institutional Class Shares
	September 30,		March 31,
For a share outstanding during the period ended	2012 (f)		2012 (g)

Net Asset Value, Beginning of Period	$11.35		$10.00

Income from Investment Operations
Net investment income	0.03		0.01
Net realized and unrealized gain (loss) on securities	(0.18)		1.34

Total from Investment Operations	(0.15)		1.35

Net Asset Value, End of Period	$11.37		$11.35

Total Return (c)(d)	0.18%		13.50%

Net Assets, End of Period (in thousands)	$12,918		$6,006

Average Net Assets for the Period (in thousands)	$11,656		$3,620

Ratios of:
Gross Expenses to Average Net Assets (e)	1.53%	(a)	3.39%	(a)
Net Expenses to Average Net Assets (e)	1.25%	(a)	1.22%	(a)
Net Investment Income to Average Net Assets	0.69%	(a)	0.39%	(a)

Portfolio turnover rate	39.86%	(b)	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding for the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.

			(Continued)

Crescent Large Cap Macro Fund

Financial Highlights
	Advisor Class Shares
	September 30,		March 31,
For a share outstanding during the period ended	2012 (f)		2012 (g)

Net Asset Value, Beginning of Period	$11.34		$10.00

Income from Investment Operations
Net investment income	0.03		-
Net realized and unrealized gain (loss) on securities	(0.40)		1.34

Total from Investment Operations	(0.37)		1.34

Net Asset Value, End of Period	$11.35		$11.34

Total Return (c)(d)	0.09%		13.40%

Net Assets, End of Period (in thousands)	$4,079		$4,331

Average Net Assets for the Period (in thousands)	$4,024		$4,074

Ratios of:
Gross Expenses to Average Net Assets (e)	1.78%	(a)	3.57%	(a)
Net Expenses to Average Net Assets (e)	1.50%	(a)	1.49%	(a)
Net Investment Income to Average Net Assets	0.41%	(a)	0.06%	(a)

Portfolio turnover rate	39.86%	(b)	25.95%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding for the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012.

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Large Cap Macro Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is capital appreciation.  The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as “large-cap” companies.  Shareholders will be provided with at least 60 days prior notice of any change in this policy.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an Initial sales charge of 4.00% of the offering price, as well as distribution plan fees, which is further discussed in Note 3. Both share classes are subject to redemption fees within 60 days of the issuance of such shares of 1.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2012 for the Fund’s assets measured at fair value:

Crescent Large Cap Macro Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$15,200,921	$15,200,921	$-	$-
Exchange Traded Product	238,275	238,275	-	-
Short-Term Investment	1,553,263	1,553,263	-
Total Assets	$16,992,459	$16,992,459	$-	$-

*Refer to Schedule of Investments for breakdown by Industry

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.60% of the Fund’s average daily net assets.  For the period ended September 30, 2012 $47,062 in advisory fees were incurred, of which $15,100 was subsequently and voluntarily waived by the Advisor.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,750	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2012, $5,100 in fees were incurred by the Distributor.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

4.	Purchases and Sales of Investment Securities

For the initial period ended September 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
September 30, 2012	$11,680,402	$5,624,458

There were no long-term purchases or sales of U.S Government Obligations during the period ended September 30, 2012.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended September 30, 2012, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the six month period ended September 30, 2012, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the six month period ended September 30, 2012, there were no reclassifications necessary.

At September 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$16,054,802

Unrealized Appreciation	$1,149,510
Unrealized Depreciation	(211,853)
Net Unrealized Appreciation	$937,657

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

(Continued)

Crescent Large Cap Macro Fund

Notes to Financial Statements
(Unaudited)

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact the new pronouncements will have on the financial statement disclosures.

8.  Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

                  Crescent Large Cap Macro Fund

Additional Information (Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended March 31, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

                                                2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

                        3.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Crescent Large Cap Macro Fund

Additional Information (Unaudited)

Institutional Class Shares	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,001.80	$6.27
	$1,000.00	$1,018.80	$6.33
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,  multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Advisor Class Shares	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,000.90	$7.52
	$1,000.00	$ 1,017.55	$7.59
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,  multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

(Continued)

Crescent Large Cap Macro Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Semi-Annual Report 2012
September 30, 2012
(Unaudited)

Crescent Strategic Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Crescent Strategic Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Crescent Strategic Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Crescent Strategic Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Crescent Strategic Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Government debt markets may be illiquid or disrupted, inflation risk, interest rate and credit risk, investment advisor risk, investment-grade securities risk, lower-rated securities or “junk bonds” risk, maturity risk, risks of investing in municipal securities, market risk, new fund risk, risks of investing in corporate debt securities, and sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2012.

For More Information on Your Crescent Strategic Income Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 77.12%
Albemarle Corp.	$200,000	4.500%	12/15/2020	$222,626
American Express Credit Corp.	25,000	7.300%	8/20/2013	26,488
American Express Credit Corp.	300,000	2.750%	9/15/2015	316,048
Anheuser-Busch Cos, LLC	300,000	4.625%	2/1/2015	325,478
The Bank of New York Mellon Corp.	125,000	5.450%	5/15/2019	148,555
Bayer Corp.	300,000	7.125%	10/1/2015	351,565
BB&T Corp.	201,000	4.750%	10/1/2012	201,000
BB&T Corp.	65,000	3.200%	3/15/2016	69,812
Bunge Ltd Finance Corp.	300,000	5.350%	4/15/2014	316,783
Carolina Power & Light Co.	25,000	5.125%	9/15/2013	26,111
Caterpillar Financial Services Corp.	25,000	5.450%	4/15/2018	30,133
ConocoPhillips	25,000	5.200%	5/15/2018	30,021
Consolidated Natural Gas Co.	125,000	5.000%	12/1/2014	135,269
Corning, Inc.	200,000	6.625%	5/15/2019	250,891
CR Bard, Inc.	600,000	2.875%	1/15/2016	632,017
Diageo Capital, PLC	180,000	4.850%	5/15/2018	204,234
DIRECTV Financing Co., Inc.	300,000	3.125%	2/15/2016	315,822
Duke Energy Carolinas, LLC	50,000	5.300%	10/1/2015	56,711
EI du Pont de Nemours & Co.	125,000	5.250%	12/15/2016	146,615
Enbridge, Inc.	25,000	5.800%	6/15/2014	27,022
FCB/SC Capital Trust I	25,000	8.250%	3/15/2028	24,750
General Electric Capital Corp.	100,000	5.625%	5/1/2018	117,930
Honeywell International, Inc.	25,000	5.400%	3/15/2016	28,876
Illinois Tool Works, Inc.	218,000	3.375%	9/15/2021	234,352
JPMorgan Chase & Co.	200,000	4.400%	7/22/2020	220,117
JPMorgan Chase & Co.	250,000	5.125%	9/15/2014	268,251
Kentucky Utilities Co.	250,000	3.250%	11/1/2020	268,617
Lowe's Cos., Inc.	100,000	5.400%	10/15/2016	116,222
MassMutual Global Funding II	250,000	2.300%	9/28/2015	260,832
Matson Navigation Co., Inc.	121,000	5.273%	7/29/2029	142,974
Metropolitan Life Global Funding I	175,000	3.125%	1/11/2016	186,311
New York Life Global Funding	200,000	1.650%	5/15/2017	203,921
Nordstrom, Inc.	250,000	4.750%	5/1/2020	290,724
Northern States Power Co.	250,000	5.250%	10/1/2018	300,977
Ohio Power Co.	125,000	4.850%	1/15/2014	131,466
Pacific Bell Telephone Co.	150,000	6.625%	10/15/2034	158,402
PepsiAmericas, Inc.	100,000	5.000%	5/15/2017	116,809
PepsiCo, Inc.	200,000	3.125%	11/1/2020	215,202
PNC Funding Corp.	300,000	2.700%	9/19/2016	319,800
Prudential Financial, Inc.	300,000	5.500%	3/15/2016	337,767
Stryker Corp.	200,000	2.000%	9/30/2016	208,511

				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
	Shares or Principal	Coupon/ Discount Rate	Maturity Date	Value (Note 1)

Corporate Bonds - continued
TD Ameritrade Holding Corp.	$235,000	4.150%	12/1/2014	$251,098
The Charles Schwab Corp.	25,000	4.950%	6/1/2014	26,795
The Goldman Sachs Group, Inc.	200,000	3.625%	2/7/2016	210,978
The Southern Co.	300,000	2.375%	9/15/2015	314,125
Thermo Fisher Scientific, Inc.	200,000	2.250%	8/15/2016	207,587
Wells Fargo & Co.	350,000	3.676%	6/15/2016	380,982
Yum! Brands, Inc.	200,000	4.250%	9/15/2015	216,972
Zimmer Holdings, Inc.	125,000	4.625%	11/30/2019	142,862

Total Corporate Bonds (Cost $9,563,192)				9,737,411

FEDERAL AGENCY OBLIGATIONS - 3.80%
Freddie Mac REMICS	47,568	3.000%	12/15/2026	49,768
Fannie Mae REMICS	45,619	3.500%	8/25/2029	47,347
Federal National Mortgage Association	100,000	3.100%	8/23/2017	102,294
Government National Mortgage Association	250,000	4.000%	9/20/2038	279,991

Total Federal Agency Obligations (Cost $477,825)				479,400

PREFERRED STOCKS - 2.38%
BB&T Corp.	2,000	5.625%		51,240
JPMorgan Chase Capital XXIX	2,500	6.700%		65,250
Raymond James Financial, Inc.	2,500	6.900%		68,800
The Bank of New York Mellon Corp.	2,500	5.200%		62,150
The Goldman Sachs Group, Inc.	2,000	6.125%		52,600

Total Preferred Stocks (Cost $292,011)				300,040

TREASURY NOTES - 2.03%
United States Treasury Note/Bond	250,000	2.750%	10/31/2013	256,865

Treasury Notes (Cost $256,711)				256,865

EXCHANGE TRADED PRODUCTS - 5.25%
* iPath US Treasury Steepener ETN	3,500			121,905
iShares Barclays 20+ Year	1,000			124,220
iShares Mortgage Plus Capped Index Fund	5,000			75,150
ProShares UltraShort 20+ Year	4,000			62,360
* ProShares UltraShort Lehman 7-10 Year	6,500			179,010
SPDR Barclays High Yield Bond ETF	2,500			100,525

Exchange Traded Products (Cost $678,200)				663,170
				(Continued)

Crescent Strategic Income Fund

Schedule of Investments
(Unaudited)

As of September 30, 2012
			Value (Note 1)

SHORT-TERM INVESTMENT - 8.63%
§ Federated Prime Obligations Fund, 0.15%			$1,089,089

Short-Term Investment (Cost $1,089,089)			1,089,089

Total Value of Investments (Cost $12,357,028) - 99.21%			$12,525,975

Other Assets Less Liabilities - 0.79%			99,812

Net Assets - 100%			$12,625,787

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)
LLC - Limited Liability Company

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Corporate Bonds	77.12%	$9,737,411
Federal Agency Obligations	3.80%	479,400
Preferred Stocks	2.38%	300,040
Treasury Notes	2.03%	256,865
Exchange Traded Products	5.25%	663,170
Short-Term Investment	8.63%	1,089,089
Total	99.21%	$12,525,975

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2012

Assets:
Investments, at value (cost $12,357,028)	$12,525,975
Cash	10,551
Receivables:
Fund shares sold	1,374
Dividends and interest	104,405
Prepaid expenses
Fund accounting fees	2,705
Compliance services fees	860
Other expenses	5,815
Due from affiliates:
Advisor (note 2)	508

Total assets	12,652,193

Liabilities:
Payables:
Fund shares repurchased	3,487
Distributions	11,875
Accrued expenses
Fund accounting fees	14
Other expenses	11,030

Total liabilities	26,406

Net Assets	$12,625,787

Net Assets Consist of:
Capital	$12,404,854
Accumulated net investment loss	(2,254)
Undistributed net realized gain on investments	54,240
Net unrealized appreciation on investments	168,947

Total Net Assets	$12,625,787

Institutional Class outstanding, no par value (unlimited authorized shares)	1,140,191
Net Assets	11,615,538
Net Asset Value, Offering Price and Redemption Price Per Share	$10.19

Advisor Class outstanding, no par value (unlimited authorized shares)	99,136
Net Assets	1,010,249
Net Asset Value and Redemption Price Per Share	$10.19
Offering Price Per Share ($10.19 ÷ 96.00%)	$10.61

See Notes to Financial Statements

Crescent Strategic Income Fund

Statement of Operations
(Unaudited)

For the period ended September 30, 2012

Investment Income:
Interest	$88,665
Dividends	16,175

Total Income	104,840

Expenses:
Advisory fees (note 2)	20,419
Administration fees (note 2)	10,409
Transfer agent fees (note 2)	13,751
Fund accounting fees (note 2)	17,135
Compliance service fees (note 2)	5,265
Custody fees (note 2)	3,186
Distribution and service fees - Advisor Class (note 3)	1,267
Registration and filing administration fees (note 2)	900
Legal fees	992
Audit and tax preparation fees	6,780
Registration and filing expenses	2,104
Printing expenses	752
Trustee fees and meeting expenses	5,014
Securities pricing fees	2,507
Other operating expenses	3,870

Total Expenses	94,351

Expenses reimbursed by advisor (note 2)	(12,207)
Advisory fees waived (note 2)	(20,419)
Administration fees waived (note 2)	(7,386)

Net Expenses	54,339

Net Investment Income	50,501

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	54,384
Change in unrealized appreciation on investments	205,642

Realized and Unrealized Gain on Investments	260,026

Net Increase in Net Assets Resulting from Operations	$310,527

See Notes to Financial Statements

Crescent Strategic Income Fund

Statements of Changes in Net Assets

			September 30,	March 31,
For the period ended			2012 (a)	2012 (b)

Operations:
Net investment income			$50,501	$10,919
Net realized gain (loss) from investment transactions			54,384	(144)
Change in unrealized appreciation (depreciation) on investments			205,642	(36,695)
Net Increase (Decrease) in Net Assets Resulting from Operations			310,527	(25,920)

Distributions to Shareholders: (note 5)
Net investment income:
Institutional Class			(49,916)	(10,619)
Advisor Class			(2,995)	(144)
Decrease in Net Assets Resulting from Distributions			(52,911)	(10,763)

Capital Share Transactions:
Shares sold			3,932,861	9,876,199
Reinvested dividends and distributions			31,168	4,836
Shares repurchased			(1,101,543)	(338,667)
Increase from Capital Share Transactions			2,862,486	9,542,368

Net Increase in Net Assets			3,120,102	9,505,685

Net Assets:
Beginning of Period			9,505,685	-
End of Period			$12,625,787	$9,505,685

Undistributed Net Investment Income			$-	$156

	Period Ended
Share Information:	September 30, 2012 (a)		March 31, 2012 (b)
Institutional Class	Shares	Amount	Shares	Amount
Shares sold	382,318	$3,843,545	852,115	$8,523,240
Reinvested dividends and distributions	2,874	29,035	468	4,691
Shares repurchased	(95,074)	(961,429)	(2,509)	(25,000)
Net Increase in Capital Shares	290,118	$2,911,151	850,074	$8,502,931
Outstanding, Beginning of Period	850,074	8,502,931	-	-
Outstanding, End of Period	1,140,192	$11,414,082	850,074	$8,502,931

Advisor Class	Shares	Amount	Shares	Amount
Shares sold	8,881	$89,315	135,428	$1,352,960
Reinvested dividends and distributions	211	2,133	14	144
Shares repurchased	(13,943)	(140,113)	(31,456)	(313,667)
Net Increase (Decrease) in Capital Shares	(4,851)	$(48,665)	103,986	$1,039,437
Outstanding, Beginning of Period	103,986	1,039,437	-	-
Outstanding, End of Period	99,135	$990,772	103,986	$1,039,437

(a) Unaudited
(b)	For the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.

See Notes to Financial Statements

Crescent Strategic Income Fund

Financial Highlights
	Institutional Class
	September 30,		March 31,
For a share outstanding during the period ended	2012 (f)		2012 (g)

Net Asset Value, Beginning of Period	$9.96		$10.00

Income (Loss) from Investment Operations:
Net investment income	0.04		0.02
Net realized and unrealized gain (loss) on securities	0.23		(0.04)

Total from Investment Operations	0.27		(0.02)

Less Distributions:
Dividends (from net investment income)	(0.04)		(0.02)

Total Distributions	(0.04)		(0.02)

Net Asset Value, End of Period	$10.19		$9.96

Total Return (c)(d)	2.76%		(0.24)%

Net Assets, End of Period (in thousands)	$11,616		$8,469

Average Net Assets for the Period (in thousands)	$10,774		$4,002

Ratios of:
Gross Expenses to Average Net Assets (e)	1.58%	(a)	4.40%	(a)
Net Expenses to Average Net Assets (e)	0.90%	(a)	0.89%	(a)
Net Investment Income to Average Net Assets	0.88%	(a)	0.85%	(a)

Portfolio turnover rate	32.78%	(b)	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding for the period from December 15, 2011 (Date of Initial Public Investment) to March 31, 2012.

			(Continued)

Crescent Strategic Income Fund

Financial Highlights
	Advisor Class
	September 30,		March 31,
For a share outstanding during the period ended	2012 (f)		2012 (g)

Net Asset Value, Beginning of Period	$9.96		$10.00

Income (Loss) from Investment Operations:
Net investment income	0.03		0.01
Net realized and unrealized gain (loss) on securities	0.23		(0.05)

Total from Investment Operations	0.26		(0.04)

Less Distributions:
Dividends (from net investment income)	(0.03)		(0.00)

Total Distributions	(0.03)		(0.00)

Net Asset Value, End of Period	$10.19		$9.96

Total Return (c)(d)	2.61%		(0.39)%

Net Assets, End of Period (in thousands)	$1,010		$1,036

Average Net Assets for the Period (in thousands)	$1,010		$1,145

Ratios of:
Gross Expenses to Average Net Assets (e)	1.82%	(a)	3.79%	(a)
Net Expenses to Average Net Assets (e)	1.15%	(a)	1.04%	(a)
Net Investment Income to Average Net Assets	0.62%	(a)	0.31%	(a)

Portfolio turnover rate	32.78%	(b)	10.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Unaudited.
(g)	For a share outstanding for the period from December 27, 2011 (Date of Initial Public Investment) to March 31, 2012.

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Crescent Strategic Income Fund (the “Fund”) is a series of the Starboard Investment Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 15, 2011. The investment objective of the Fund is total return consistent with preservation of capital.  The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent equality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge fee of 4.00%, redemption fees for certain redemptions within 60 days of the issuance of such shares of 1.00%, and distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
All investments in securities are recorded at their estimated fair value, as described below (Fair Value Measurement).

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock, preferred stock, exchange traded products). Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in level 2.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Most corporate bonds are categorized in level 2 of the fair value hierarchy. However, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government securities (treasury notes). U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. agency securities (federal agency obligations). U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in level 1 or level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2012 for the Fund’s assets measured at fair value:

Crescent Strategic Income Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$9,737,411	$-	$9,737,411	$-
Federal Agency Obligations	479,400	-	479,400	-
Preferred Stocks	300,040	-	300,040	-
Treasury Notes	256,865	-	256,865	-
Exchange Traded Products	663,170	663,170	-	-
Short-Term Investment	1,089,089	1,089,089	-	-
Total Assets	$12,525,975	$1,752,259	$10,773,716	$-

*Refer to Schedule of Investments for breakdown by Industry

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to the Advisor calculated at the annual rate of 0.35% of the Fund’s average daily net assets.  For the period ended September 30, 2012, $20,419 in advisory fees were incurred and subsequently voluntarily waived by the Advisor.  Additionally, the Advisor reimbursed the Fund for $12,207 of the expenses incurred.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
Over $1 billion	0.040%

Compliance Services
Nottingham Compliance Services, LLC, a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month.

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended September 30, 2012, $1,267 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the period ended September 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Period Ended	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
September 30, 2012	$6,504,328	$3,388,638	$277,891	$1,874,850

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions in the open tax year of 2012 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the period ended September 30, 2012, the Fund did not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period ended September 30, 2012, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the period ended September 30, 2012, there were no reclassifications necessary.

Distributions during the six month period ended September 30, 2012 were characterized for tax purposes as follows:

September 30, 2012
Ordinary Income	$52,911
Long-term capital gain	-

(Continued)

Crescent Strategic Income Fund

Notes to Financial Statements
(Unaudited)

At September 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$12,357,028

Unrealized Appreciation	$198,038
Unrealized Depreciation	(29,091)
Net Unrealized Appreciation	$168,947

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact the new pronouncements will have on the financial statement disclosures.

8.  Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

1. Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended February 28, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.   Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Crescent Strategic Income Fund

Additional Information (Unaudited)

Institutional Class Shares	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,027.60	$4.57
	$1,000.00	$ 1,020.56	$4.56
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Advisor Class Shares	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,026.10	$5.84
	$1,000.00	$ 1,019.30	$5.82
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

Crescent Strategic Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services	Greenwood Capital Associates, LLC
116 South Franklin Street	Greenwood Building, 5th Floor
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Post Office Box 3181 Greenwood, South Carolina 29648

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

Item 2.      CODE OF ETHICS.

Not applicable.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.      SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.      CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ J. Philip Bell
Date: November 28, 2012	J. Philip Bell President and Principal Executive Officer The Crescent Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ J. Philip Bell
Date: November 28, 2012	J. Philip Bell President and Principal Executive Officer The Crescent Funds

By: (Signature and Title)	/s/ Michael W. Nix
Date: November 28, 2012	Michael W. Nix Treasurer and Principal Financial Officer The Crescent Funds